Equity and Remuneration to Shareholders (Tables)	12 Months Ended
Dec. 31, 2023
Equity And Remuneration To Shareholders
Schedule of Share Capital

On December 31, 2023 and 2022, the Company’s issued and share capital was R$11,007 represented by 735,847,624 common shares and 1,465,523,064 preferred shares, both of them with nominal value of R$5.00, as demonstrated below:

	Number of shares on December 31, 2023
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	375,031,302	51	17,085	-	375,048,387	17
PZENA		-	73,283,989	5	73,283,989	3
FIA Dinâmica Energia S/A	233,004,992	31	116,951,354	8	349,956,346	16
BNDES Participações	82,007,784	11	-	-	82,007,784	4
BlackRock	-	-	217,550,174	15	217,550,174	10
Others
In Brazil	29,160,676	4	101,717,633	7	130,878,309	6
Foreign shareholders	16,642,870	2	956,002,829	66	972,645,699	44

Total	735,847,624	99	1,465,523,064	101	2,201,370,688	100

	Number of shares on December 31, 2022
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	375,031,302	51	17,085	-	375,048,387	17
Other entities of Minas Gerais State	30,021	-	21,880,950	1	21,910,971	1
FIA Dinâmica Energia S/A	233,625,046	31	118,771,654	8	352,396,700	16
BNDES Participações	82,007,784	11	-	-	82,007,784	4
BlackRock	-	-	218,212,381	15	218,212,381	10
Other
In Brazil	26,546,632	4	178,219,966	12	204,766,598	9
Foreign shareholders	18,606,839	3	928,421,028	64	947,027,867	43

Total	735,847,624	100	1,465,523,064	100	2,201,370,688	100

	Number of shares on December 31, 2021
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	288,485,632	51	13,143	-	288,498,775	17
Other entities of Minas Gerais State	23,094	-	14,472,345	1	14,495,439	1
FIA Dinâmica Energia S.A.	153,354,328	27	80,004,762	7	233,359,090	14
BNDES Participações	63,082,911	11	22,141,720	2	85,224,631	5
BlackRock	-	-	123,325,741	11	123,325,741	7
Other
In Brazil	43,689,699	8	145,881,261	13	189,570,960	11
Foreign shareholders	17,400,970	3	741,486,462	66	758,887,432	45

Total	566,036,634	100	1,127,325,434	100	1,693,362,068	100

Schedule of Earnings Per Share

The number of shares included in the calculation of basic and diluted earnings, is described in the table below:

	Number of shares
	2023	2022	2021
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)

	735,847,522	735,847,522	735,847,522

Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,062)	(846,062)	(846,062)

	1,464,677,002	1,464,677,002	1,464,677,002

Total	2,200,524,524	2,200,524,524	2,200,524,524

Schedule of Basic and Diluted Earnings per Share

The calculation of basic and diluted earnings per share is as follows:

	2023	2022	2021
Net income for the year attributed to equity holders of the parent	5,764	4,092	3,751

Minimum mandatory dividend from net income for the year – preferred shares	2,080	1,486	1,309
Net income for the year not distributed – preferred shares	1,757	1,238	1,188

Total earnings - preferred shares (A)	3,837	2,724	2,497

Minimum mandatory dividend from net income for the year - common shares	1,045	747	657
Net income for the year not distributed – common shares	883	622	597

Total earnings - common shares (B)	1,928	1,369	1,254

Basic and diluted earnings per preferred share (A / number of preferred shares)	2.62	1.86	1.70
Basic and diluted earnings per common share (B / number of common shares)	2.62	1.86	1.70

Schedule of Minimum Dividends Proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the unrealized income assumption as mentioned in the previous paragraph, is as follows:

	2023	2022	2021
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	7,328	7,328	5,637

	7,328	7,328	5,637

Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%

Amount of the dividends by the first payment criterion	733	733	564

Equity	24,649	21,777	19,457
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%

Portion of Equity represented by the preferred shares	16,406	14,495	12,950
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%

Amount of the dividends by the second payment criterion	492	435	389

Minimum Dividends required by the Bylaws for the preferred shares	733	733	564

Calculation of the Minimum Dividend under the by-laws based on the net income for the year

Net income for the year	5,764	4,092	3,751
	50%	50%	50%

Mandatory dividends – 50% of Net income	2,882	2,046	1,876
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	242	186	91

	3,124	2,232	1,967

Dividends recorded, as specified in the by-laws
Interest on Equity	2,592	1,983	956
Ordinary dividends	532	249	1,011

	3,124	2,232	1,967

Total dividends for the preferred shares	2,079	1,486	1,309
Total dividends for the common shares	1,045	747	658

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.42	1.01	1.16
Dividends proposed: Common (ON) shares	1.42	1.01	1.16
Dividends proposed: Preferred (PN) shares	1.42	1.01	1.16

Schedule of Changes on Dividends and Interest on Capital Payable

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2021	1,910
Proposed dividends	2,232
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(186)
Dividends retained – Minas Gerais state government	-
Dividends paid	(2,094)
Balances at December 31, 2022	1,863
Proposed dividends	3,124
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(242)
Dividends paid	(1,823)
Balances at December 31, 2023	2,924

Schedule of Interest on Equity Declared

The Company’s Executive Board decided to declare Interest on Equity as follows:

Declaration date	Entitled shareholders (1)	Amount	Income tax withheld
March 22, 2023	March 27, 2023	424	(40)
June 20, 2023	June 23, 2023	427	(40)
September 20, 2023	September 25, 2023	418	(39)
December 14, 2023	December 21, 2023	1,323	(123)

		2,592	(242)

(1)
Shareholders who have their names entered in the Register of Registered Shares on the dates indicated are entitled.

Schedule of Equity Valuation Adjustments

	2023	2022	2021
Adjustments to actuarial liabilities – Employee benefits	(2,072)	(2,303)	(2,762)
Deemed cost of PP&E	421	427	554
Others	3	2

Valuation adjustments	(1,648)	(1,874)	(2,208)

Schedule of Reserves

	2023	2022	2021
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)

	2,250	2,250	2,250

Schedule of Income Reserves

	2023	2022	2021
Legal reserve	1,674	1,387	1,181
Statutory reserve	57	57	57
Profit retention reserve	8,842	6,546	7,331
Unrealized profit reserve	835	835	835
Incentive tax reserve	213	150	124
Reserve for mandatory dividends not distributed	1,420	1,420	1,420

	13,041	10,395	10,948

Schedule of Reserve for Mandatory Dividends not Distributed

Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797

1,420